Nature of operations and summary of significant accounting policies (Details Narrative) - Rubicon Technologies L L C [Member] - Rubicon [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Allowance for doubtful accounts	$ 8,600	$ 7,100
Contract with Customer, Liability, Revenue Recognized	4,000	2,900
Deferred offering costs capitalized	1,100	0
Advertising costs	1,500	2,100
Impairment losses	0	0
Acquisition costs	0	500
Amortization of capitalized costs	2,500	1,500
Tax positions	$ 0	$ 0